Basis of Presentation and Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The unaudited condensed consolidated financial statements included in this Form 10-Q have been prepared in accordance with the U.S. Securities and Exchange Commission (“SEC”) instructions for Quarterly Reports on Form 10-Q. Accordingly, the condensed consolidated financial statements are unaudited and do not contain all the information required by U.S. generally accepted accounting principles (“GAAP”) to be included in a full set of financial statements. The unaudited condensed consolidated balance sheet at December 31, 2018 has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by GAAP for a complete set of financial statements. The audited consolidated financial statements for our fiscal year ended December 31, 2018, filed with the SEC on Form 10-K on March 1, 2019, include a summary of our significant accounting policies and should be read in conjunction with this Form 10-Q. In the opinion of management, all material adjustments necessary to present fairly the results of operations, cash flows, and balance sheets for such periods have been included in this Form 10-Q. All such adjustments are of a normal recurring nature. The results of operations for interim periods are not necessarily indicative of the results of operations for the entire year.

Basis of Presentation
The consolidated financial statements are prepared in conformity with United States generally accepted accounting principles (“GAAP”) and include the financial statements of the Company and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated. Certain reclassifications have been made to the prior period financial statements to conform to the current period presentation.
Discontinued Operations
On February 1, 2018, the Company completed the sale of its customer contracts relating to the Medical Device Sales and Service (“MDSS”) post-warranty service business to Philips North America LLC (“Philips”) pursuant to an Asset Purchase Agreement, dated as of December 22, 2017 for $8.0 million. For all periods presented in our consolidated statements of operations, all sales, costs, expenses, and income taxes attributable to MDSS, except as related to the impact of the decrease in the federal statutory tax rate (see Note 11. Income Taxes), have been aggregated under the caption “earnings from discontinued operations, net of income taxes.” Cash flows used in or provided by MDSS operations as part of discontinued operations and prior year results recasted to conform with the current presentation are disclosed in Note 3. Discontinued Operations. Unless otherwise noted, amounts and disclosures throughout these notes to consolidated financial statements relate to our continuing operations.
Sale of Telerhythmics, LLC
On October 31, 2018, the Company entered into a membership interest purchase agreement (the “Telerhythmics Purchase Agreement”) with G Medical Innovations USA, Inc. (“G Medical”), pursuant to which we sold all the outstanding membership interests in Telerhythmics to G Medical. The total consideration related to the Telerhythmics Purchase Agreement was $1.95 million in cash, which was paid at the closing on October 31, 2018. In connection with the transaction, the Company has agreed to make partial monthly rent payments aggregating $0.2 million through January 2021. The Telerhythmics Purchase Agreement includes customary representations, warranties, covenants and indemnification obligations of the parties, including a non-competition covenant by the Company. The gain on the sale of Telerhythmics, LLC was approximately $19 thousand and is included in other income in the statement of operations and comprehensive income.

Discontinued Operations
Discontinued Operations
On February 1, 2018, the Company completed the sale of its customer contracts relating to the Medical Device Sales and Service (“MDSS”) post-warranty service business to Philips North America LLC (“Philips”) pursuant to an Asset Purchase Agreement, dated as of December 22, 2017 for $8.0 million. For all periods presented in our condensed consolidated statements of operations, all sales, costs, expenses, and income taxes attributable to MDSS, except as related to the impact of the decrease in the federal statutory tax rate (see Note 10 Income Taxes), have been aggregated under the caption “earnings from discontinued operations, net of income taxes.” Cash flows used in or provided by MDSS operations as part of discontinued operations are disclosed in Note 2 Discontinued Operations. Unless otherwise noted, amounts and disclosures throughout these notes to condensed consolidated financial statements relate to our continuing operations.

Use of Estimates
Use of Estimates
Preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of revenues and expenses. By their nature, estimates are subject to an inherent degree of uncertainty. Actual results could differ from management’s estimates.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and disclosures made in the accompanying notes to the consolidated financial statements. Significant estimates and judgments include those related to revenue recognition, reserves for doubtful accounts and contractual allowances, self-insurance, inventory valuation, and income taxes. Actual results could materially differ from those estimates.

Revenue Recognition
Product and Product-Related Revenues and Services Revenue
Product and product-related revenue are generated from the sale of gamma cameras and post-warranty maintenance service contracts within our Diagnostic Imaging reportable segment.
Services revenue are generated from providing diagnostic imaging and cardiac monitoring services to customers within our Diagnostic Services and Mobile Healthcare reportable segments. Services revenue also includes lease income generated from interim rentals of imaging systems to our customers.
Revenue Recognition
Revenue is recognized when a customer obtains control of promised goods or services. The Company records the amount of revenue that reflects the consideration that it expects to receive in exchange for those goods or services. The Company applies the following five-step model in order to determine this amount: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation. Taxes collected from customers, which are subsequently remitted to governmental authorities, are excluded from revenue.
The majority of our contracts have a single performance obligation as we provide a series of distinct services that are substantially the same and are transferred with the same pattern to the customer. For contracts with multiple performance obligations, we allocate the total transaction price to each performance obligation using our best estimate of the standalone selling price of each distinct good or service in the contract. We use an observable price to determine the stand-alone selling price for separate performance obligations or a cost plus margin approach when one is not available.
Our products are generally not sold with a right of return and the Company does not provide significant credits or incentives, which may be required for as variable consideration when estimating the amount of revenue to be recognized.
Nature of Goods and Services
Mobile Imaging
Within our Diagnostic Services and Mobile Healthcare reportable segments, our sales are derived from providing services and materials to our customers, primarily physician practices and hospitals, that allow them to perform diagnostic imaging services at their site. We typically bundle our services in providing staffing, our imaging systems, licensing, radiopharmaceuticals, and supplies depending on our customers’ needs. Our contracts with customers are typically entered into annually and are billed on a fixed rate per-day or per-scan basis, depending on terms of the contract. For the majority of these contracts, the Company has the right to invoice the customer in an amount that directly corresponds with the value to the customer of the Company’s performance to date. The Company uses the practical expedient to recognize revenue corresponding with amounts we have the right to invoice for services performed.
Camera
Within our Diagnostic Imaging segment, camera revenues are generated from the sale of internally developed solid-state gamma camera imaging systems. We recognize revenue upon transfer of control to the customer, which is generally upon delivery and acceptance. We also provide installation services and training on cameras we sell, primarily in the United States. Installation and initial training is generally performed shortly after delivery. The Company recognizes revenues for installation and training over time as the customer receives and consumes benefits provided as the Company performs the installation services.
Our sale of imaging systems includes a one-year warranty that we account for as an assurance-type warranty. The expected costs associated with our standard warranties and field service actions continue to be recognized as expense when cameras are sold. Maintenance service contracts sold beyond the term of our standard warranties are accounted for as a service-type warranty and revenue is deferred and recognized ratably over the period of the obligation.
Camera Support
Within our Diagnostic Imaging segment, camera support revenue is derived from the sale of separately-priced extended maintenance contracts to camera owners, training, and the sale of parts to customers that do not have an extended warranty. Our separately priced service contracts range from 12 to 48 months. Service contracts are usually billed at the beginning of the contract period or at periodic intervals (e.g., monthly or quarterly) and revenue is recognized ratably over the term of the agreement.
Services and training revenues are recognized in the period the services and training are performed. Revenue for sales of parts are recognized when the parts are delivered to the customer and control is transferred.
Lease Income
Within primarily our Mobile Healthcare segment, we also generate income from interim rentals of our imaging systems to customers that are in the midst of new construction or refurbishing their current facilities. Rental contracts are structured as either a weekly or monthly payment arrangement and are accounted for as operating leases. Revenues are recognized on a straight-line basis over the term of the rental.
Deferred Revenues
We record deferred revenues when cash payments are received or due in advance of our performance, including amounts that are refundable. We have determined our contracts do not include a significant financing component. The majority of our deferred revenue relates to payments received on camera support post-warranty service contracts, which are billed at the beginning of the annual contract period or at periodic intervals (e.g., monthly or quarterly).
The Company has elected to use the practical expedient under ASC 606 to exclude disclosures of unsatisfied remaining performance obligations for (i) contracts having an original expected length of one year or less or (ii) contracts for which the practical expedient has been applied to recognize revenue at the amount for which it has a right to invoice.
Contract Costs
We recognize an asset for the incremental costs of obtaining a contract with a customer if we expect the benefit of those costs to be longer than one year. The Company applies a practical expedient to expense costs as incurred for costs to obtain a contract when the amortization period would have been one year or less. These costs mainly include the Company’s internal sales commissions; under the terms of these programs these are generally earned and the costs are recognized at the time the revenue is recognized.

Shipping and Handling Fees and Costs
We record all shipping and handling billings to customers as revenue earned for the goods provided. Shipping and handling costs are included in cost of revenues and totaled $0.8 million and $0.9 million for the years ended December 31, 2018 and 2017, respectively.
Revenue Recognition
We adopted Accounting Standards Codification (“ASC”) Topic 606 effective January 1, 2018 using the modified retrospective method. We applied the practical expedient permitted under ASC Topic 606 to those contracts that were not completed as of the date of initial adoption. Results for reporting periods after January 1, 2018 are presented under ASC Topic 606, while prior period amounts are not adjusted and continue to be reported in accordance with legacy accounting guidance under ASC Topic 605. Our revenue recognition policies under ASC Topic 606 and Topic 605 are explained below.
Pursuant to ASC 606, Revenue from Contracts with Customers, the Company recognizes revenue when a customer obtains control of promised goods or services. The Company records the amount of revenue that reflects the consideration that it expects to receive in exchange for those goods or services. The Company applies the following five-step model in order to determine this amount: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.
Under ASC 605, we recognized revenue for all of our reportable segments in accordance with the authoritative guidance for revenue recognition, when all of the following four criteria are met: (i) a contract or sales arrangement exists; (ii) products have been shipped and title has transferred or services have been rendered; (iii) the price of the products or services is fixed or determinable; and (iv) collectability is reasonably assured. The timing of revenue recognition is based upon factors such as passage of title and risk of loss, the need for installation, and customer acceptance. These factors are based on the specific terms of each contract or sales arrangement.
Services Revenue Recognition. We generate service revenue primarily from providing diagnostic imaging and cardiac monitoring services to our customers. Service revenue within our Diagnostic Imaging and Mobile Healthcare reportable segments is derived from providing our customers with contract diagnostic imaging services, which includes use of our imaging systems, qualified personnel, radiopharmaceuticals, licensing, logistics and related items required to perform testing in their own offices.  We bill customers either on a per-scan or fixed-payment methodology, depending upon the contract that is negotiated with the customer. Within our Mobile Healthcare segment, we also rent imaging systems to healthcare customers for use in their operations.  Rental revenues are structured as either a weekly or monthly payment arrangement, and are recognized in the month services are provided. Revenue related to provision of our services is recognized at the time services are performed.
Product and Product-Related Revenue Recognition. We generate revenue from product and product-related sales, primarily from the sale of gamma cameras.
Diagnostic Imaging product revenues are generated from the sale of internally developed solid-state gamma camera imaging systems and camera maintenance service contracts. Revenue for sales of imaging systems is generally recognized upon delivery of systems and acceptance by customers. We also provide installation services and training on cameras we sell, primarily in the United States. Installation and initial training is generally performed shortly after delivery and revenue related to the provision of these services is recognized at the time services are performed. Neither installation nor training is essential to the functionality of the product. Finally, we offer camera maintenance service contracts that are sold beyond the term of the initial warranty, generally one year from the date of purchase. Revenue from these contracts is deferred and recognized ratably over the period of the obligation.
Deferred Revenues
We record deferred revenues when cash payments are received or due in advance of our performance, including amounts that are refundable. We have determined our contracts do not include a significant financing component. The majority of our deferred revenue relates to payments received on camera support post-warranty service contracts, which are billed at the beginning of the annual contract period or at periodic intervals (e.g., monthly or quarterly).
Contract Costs
We recognize an asset for the incremental costs of obtaining a contract with a customer if we expect the benefit of those costs to be longer than one year. The Company applies a practical expedient to expense costs as incurred for costs to obtain a contract when the amortization period would have been one year or less. These costs mainly include the Company’s internal sales commissions; under the terms of these programs these are generally earned and the costs are recognized at the time the revenue is recognized.
Product and Product-Related Revenues and Services Revenue
Product and product-related revenue are generated from the sale of gamma cameras and post-warranty maintenance service contracts within our Diagnostic Imaging reportable segment.
Services revenue are generated from providing diagnostic imaging and cardiac monitoring services to customers within our Diagnostic Services and Mobile Healthcare reportable segments. Services revenue also includes lease income generated from interim rentals of imaging systems to our customers.
Revenue Recognition
Revenue is recognized upon transfer of control of promised products or services to customers in an amount that reflects the consideration we expect to receive in exchange for those products or services. Taxes collected from customers, which are subsequently remitted to governmental authorities, are excluded from revenue.
The majority of our contracts have a single performance obligation, as we provide a series of distinct services that are substantially the same and are transferred with the same pattern to the customer. For contracts with multiple performance obligations, we allocate the total transaction price to each performance obligation using our best estimate of the standalone selling price of each distinct good or service in the contract. We use an observable price to determine the stand-alone selling price for separate performance obligations or a cost plus margin approach when one is not available.
Our products are generally not sold with a right of return and the Company does not provide significant credits or incentives, which may be variable consideration when estimating the amount of revenue to be recognized.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments, which potentially subject us to concentrations of credit risk, consist primarily of cash and cash equivalents, investments, and accounts receivable. We limit our exposure to credit loss by generally placing our cash and investments in high credit quality financial institutions and investment grade corporate debt securities. Additionally, we have established guidelines regarding diversification of our investments and their maturities, which are designed to maintain principal and maximize liquidity.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The authoritative guidance for fair value measurements defines fair value for accounting purposes, establishes a framework for measuring fair value, and provides disclosure requirements regarding fair value measurements. The guidance defines fair value as an exit price, which is the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date. The degree of judgment utilized in measuring the fair value of assets and liabilities generally correlates to the level of pricing observability. Our financial instruments primarily consist of cash equivalents, securities available-for-sale, accounts receivable, other current assets, restricted cash, accounts payable, and other current liabilities. The carrying amount of these financial instruments generally approximate fair value due to their short-term nature. Securities available-for-sale are recorded at fair value.

Cash and Cash Equivalents		Cash and Cash Equivalents We consider all investments with a maturity of three months or less when acquired to be cash equivalents.
Equity Securities
Equity Securities
As of December 31, 2018, securities consist of investments in equity securities that are publicly traded. Investments that are strategic in nature, with the intent to hold the investment over a several year period, are classified as other assets (non-current). Effective January 1, 2018, equity securities, with certain exceptions, are measured at fair value and changes in fair value are recognized in net income.

Allowance for Doubtful Accounts, Billing Adjustments, and Contractual Allowances
Allowance for Doubtful Accounts, Billing Adjustments, and Contractual Allowances
Accounts receivable consist principally of trade receivables from customers and government or third-party healthcare insurance providers, and are generally unsecured and due within 30 days. We regularly evaluate the collectability of our trade receivables and provide reserves for doubtful accounts based on our historical experience rate, known collectability issues and disputes, and our bad debt write-off history. Our estimates of collectability could be impacted by material amounts due to changed circumstances, such as a higher number of defaults or material adverse changes in a payor’s ability to meet its obligations. Expected credit losses related to trade accounts receivable are recorded as an allowance for doubtful accounts within accounts receivable, net in the consolidated balance sheets, and the related provision for doubtful accounts is charged to general and administrative expenses.
Within Diagnostic Services, we record adjustments and credit memos that represent billing adjustments subsequent to the performance of service. As such, we also record a provision for billing adjustments, which are based on our historical experience rate and billing adjustments history. The provision for billing adjustments is charged against Diagnostic Services revenues.

Inventory
Inventory
Our inventories are stated at the lower of cost (first-in, first-out) or market (net realizable value) and we review inventory balances for excess and obsolete inventory levels on a quarterly basis. Costs include material, labor, and manufacturing overhead costs. We rely on historical information to support our excess and obsolete reserves and utilize our business judgment with respect to estimated future demand. Per our policy, we generally reserve 100% of the cost of inventory quantities in excess of a defined period of demand. Once inventory is reserved, we do not adjust the reserve balance until the inventory is sold or disposed.

Long-Lived Assets including Finite Lived Purchased Intangible Assets
Long-Lived Assets including Finite Lived Purchased Intangible Assets
Long-lived assets consist of property and equipment and finite lived intangible assets. We record property and equipment at cost, and record other intangible assets based on their fair values at the date of acquisition. We calculate depreciation on property and equipment using the straight-line method over the estimated useful life of the assets, which range from 5 to 20 years for buildings and improvements, 3 to 10 years for machinery and equipment, 3 to 10 years for computer hardware and software, and the lower of the estimated useful life or remaining lease term for leasehold improvements. Charges related to amortization of assets recorded under capital leases are included within depreciation expense. We calculate amortization on other intangible assets using either the accelerated or the straight-line method over the estimated useful life of the assets, based on when we expect to receive cash inflows generated by the intangible assets.

Valuation of Long Lived Assets including Finite Lived Purchased Intangible Assets
Impairment losses on long-lived assets used in operations are recorded when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amount. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets.

Valuation of Goodwill
Valuation of Goodwill
We review goodwill for impairment on an annual basis during the fourth quarter, as well as when events or changes in circumstances indicate that the carrying value may not be recoverable. We begin the process by assessing qualitative factors in determining whether it is more likely than not that the fair value of its reporting unit is less than its carrying amount. After performing the aforementioned assessment and upon review of the results of such assessment, we may begin performing impairment analysis by quantitatively comparing the fair value of the reporting unit to the carrying value of the reporting unit, including goodwill. Impairment charge for goodwill is recognized for the amount by which the carrying value of the reporting unit exceeds its fair value and such loss should not exceed the total goodwill allocated to the reporting unit.

Self-Insured Health Insurance Benefits
Self-Insured Health Insurance Benefits
Effective January 1, 2017, the Company provided healthcare benefits to its employees through a self-insured plan with “stop loss” coverage. The Company records a liability that represents our estimated cost of claims incurred and unpaid as of the balance sheet date.  Our estimated reserve is based on historical experience and trends related to both health insurance claims and payments.  The ultimate cost of healthcare benefits will depend on actual costs incurred to settle the claims and may differ from the amounts reserved by the Company for those claims.

Restricted Cash
Restricted Cash
We maintain certain cash amounts restricted as to withdrawal or use. As of December 31, 2018 and 2017, restricted cash was $0.3 million, comprised of cash held for letters of credit for our real estate leases and certain minimum balance requirements on our banking arrangements.

Debt Issuance Costs
Debt Issuance Costs
We incur debt issuance costs in connection with long-term debt financings. Debt issuance costs recorded in connection with our Comerica revolving credit facility are presented in other assets on the consolidated balance sheets and are amortized over the term of the revolving debt agreements using the straight-line method. Amortization of debt issuance costs are included in interest expense. As of December 31, 2018, we have $0.2 million of unamortized debt issuance costs.
Upon changes to our debt structure, we evaluate debt issuance costs in accordance with the Debt topic of the Codification. We adjust debt issuance costs as necessary based on the results of this evaluation, as discussed in Note 8. Debt.

Share-Based Compensation
Share-Based Compensation
We account for share-based awards exchanged for employee services in accordance with the authoritative guidance for share-based compensation. Under this guidance, share-based compensation expense is measured at the grant date, based on the estimated fair value of the award, and is recognized as expense, net of forfeitures, over the requisite service period.

Warranty
Warranty
We generally provide a 12-month warranty on our gamma cameras. We accrue the estimated cost of this warranty at the time revenue is recorded and charge warranty expense to Product and product-related cost of revenues. Warranty reserves are established based on historical experience with failure rates and repair costs and the number of systems covered by warranty. Warranty reserves are depleted as gamma cameras are repaired. The costs consist principally of materials, personnel, overhead, and transportation. We review warranty reserves quarterly and, if necessary, make adjustments.

Advertising Costs		Advertising Costs Advertising costs are expensed as incurred.
Basic and Diluted Net (Loss) Per Share
Basic and Diluted Net Income (Loss) Per Share
Basic earnings per share (“EPS”) is calculated by dividing net (loss) income by the weighted-average number of common shares and vested restricted stock units outstanding. Diluted EPS is computed by dividing net (loss) income by the weighted-average number of common shares and vested restricted stock units outstanding and the weighted-average number of dilutive common stock equivalents, including stock options and non-vested restricted stock units under the treasury stock method. Common stock equivalents are only included in the diluted earnings per share calculation when their effect is dilutive.
The following table sets forth the computation of basic and diluted net (loss) income per share for the periods indicated (in thousands, except per share amounts):

	Year Ended December 31,
	2018	2017
Numerator:
Loss from continuing operations, net of tax	$(3,839)	$(35,036)
Income (loss) from discontinued operations, net of tax	4,575	(694)
Net income (loss)	$736	$(35,730)

Denominator:
Weighted average shares outstanding - basic	20,158	19,995
Dilutive potential common shares:
Stock options	—	—
Restricted stock units	—	—
Weighted average shares outstanding - diluted	20,158	19,995

Net income (loss) per common share - basic and diluted
Continuing operations	$(0.19)	$(1.75)
Discontinued operations	0.23	(0.04)
Net income (loss) per share - basic and diluted (1)	$0.04	$(1.79)

(1) Earnings per share may not add due to rounding.
Antidilutive common stock equivalents are excluded from the computation of diluted earnings per share. Stock options and restricted stock units are antidilutive when the assumed proceeds per share are greater than the average market price of the common shares. In addition, in periods where net losses are incurred, stock options and restricted stock units with assumed proceeds per share less than the average market price of the common shares become antidilutive as well. The following weighted-average outstanding common stock equivalents were not included in the calculation of diluted net income (loss) per share because their effect was antidilutive (in thousands):

	Year Ended December 31,
	2018	2017
Stock options	340	220
Restricted stock units	157	33
Total	497	253

Other Comprehensive Loss		Other Comprehensive Loss Other comprehensive loss is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources.
Income Taxes
Income Taxes
We provide for income taxes under the asset and liability method. This approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of differences between the tax basis of assets or liabilities and their carrying amounts in the financial statements. We provide a valuation allowance for deferred tax assets if it is more likely than not that these items will expire before we are able to realize their benefit. We calculate the valuation allowance in accordance with the authoritative guidance relating to income taxes, which requires an assessment of both positive and negative evidence regarding the realizability of these deferred tax assets when measuring the need for a valuation allowance. Significant judgment is required in determining any valuation allowance against deferred tax assets.
The authoritative guidance for income taxes defines a recognition threshold and measurement attributes for financial statement recognition and measurement of a tax provision taken or expected to be taken in a tax return. The guidance also provides direction on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Under the guidance, the impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. We recognize interest and penalties related to uncertain tax positions as a component of the income tax provision.

Recent Accounting Standards
Recently Adopted Accounting Standards
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which amended the existing accounting standards for the accounting for leases. Most significant among the changes in the standard is the recognition of ROU assets and lease liabilities by lessees for those leases classified as operating leases under current U.S. GAAP. Under the standard, disclosures are required to meet the objective of enabling users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. The Company adopted ASC 842 beginning January 1, 2019, using the modified-retrospective method, which will result in a cumulative effect adjustment to accumulated deficit at the beginning of 2019, rather than adjustments to the comparative prior periods presented in the financial statements. In connection with the adoption, the Company has elected to utilize the package of practical expedients, including: (1) not reassess the lease classification for any expired or existing leases, (2) not reassess the treatment of initial direct costs as they related to existing leases, and (3) not reassess whether expired or existing contracts are or contain leases. Upon adoption, the Company recorded right-of-use assets and lease liabilities on its condensed consolidated balance sheet $3.8 million and  $3.9 million, respectively, primarily related to real estate and vehicle leases. See Note 6 Leases for further detail.
In August 2018, the FASB issued ASU 2018-15, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract, which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The Company early adopted ASU 2018-15 beginning January 1, 2019, and applied the guidance prospectively to the implementation costs incurred in the Net-Suite ERP implementation. As of March 31, 2019, the Company has capitalized $29 thousand of implementation costs.

Recently Adopted Accounting Standards
In November 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires amounts generally described as restricted cash and restricted cash equivalents be included with cash and cash equivalents when reconciling the total beginning and ending amounts for the periods shown on the statement of cash flows. We adopted ASU 2016-18 effective January 1, 2018 using the retrospective transition method, which resulted in an increase of $3.0 million in net cash flows used in financing activities that was previously reported for the year ended December 31, 2017.
In January 2016, the FASB issued ASU 2016-01, Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which amended the existing accounting standards for the accounting for financial instruments. The amendments require equity investments, with certain exceptions, to be measured at fair value with changes in fair value recognized in net income. We adopted ASU 2016-01 on January 1, 2018. As a result of the adoption, we recorded an increase to retained earnings of $17 thousand to recognize the unrealized gains previously recorded within accumulated other comprehensive income. Subsequent changes in the fair value of our marketable securities will be recorded to other expense, net. See Note 6. Fair Value Measurements, for further details.
In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606) that outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers that supersedes current revenue recognition guidance, including most industry-specific guidance. We adopted Topic 606 as of January 1, 2018 using the modified retrospective transition method. Under the modified retrospective method, the Company recognized the cumulative effect of initially applying the standard as an adjustment to opening retained earnings at the date of initial application; however, we did not have any adjustments as of the date of the adoption. See Note 4. Revenue, for expanded revenue disclosures and updates to our revenue recognition policy.
In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which simplifies the subsequent measurement of goodwill by removing the second step of the two-step impairment test. We early adopted ASU 2017-04 effective April 1, 2018 on a prospective basis in conjunction with the interim impairment test of goodwill performed during that quarter. See Note 7. Goodwill, for additional information on our interim goodwill impairment test performed.
New Accounting Standards To Be Adopted
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which amended the existing accounting standards for the accounting for leases. Most significant among the changes in the standard is the recognition of right-of-use (“ROU”) assets and lease liabilities by lessees for those leases classified as operating leases under current U.S. GAAP. Under the standard, disclosures are required to meet the objective of enabling users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases.
In July 2018, the FASB issued ASU 2018-11, Leases (Topic 842): Targeted Improvements, which offers a transition option to entities adopting ASC 842. The Company will adopt ASC 842 beginning January 1, 2019, using the modified-retrospective method, which will result in a cumulative effect adjustment to accumulated deficit at the beginning of 2019, rather than adjustments to the comparative prior periods presented in the financial statements.
The Company is finalizing its implementation related to policies, processes, and internal controls to comply with the guidance. The Company estimates that the right-of-use assets and lease liabilities to be recorded on its consolidated balance sheet for its lease portfolio as of January 1, 2019, to be within the range of $3.5 million to $4.5 million, primarily relating to real estate and vehicle leases.
In August 2018, the FASB issued ASU 2018-15, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract, which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. ASU 2018-15 is effective for us beginning January 1, 2020. ASU 2018-15 is required to be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. We are currently evaluating the impact adopting this guidance will have on our financial statements.

Leases
Leases
We determine if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liabilities, and operating lease liabilities, net of current portion in our condensed consolidated balance sheets. Finance leases are included in property and equipment, other current liabilities, and other long-term liabilities in our condensed consolidated balance sheets.
ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. We use the implicit discount rate when readily determinable; however, as most of our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. Our lease valuation may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.
The Company elected to not separate lease and non-lease components of its operating leases in which it is the lessee and lessor. Additionally, The Company elected not to recognize right-of use assets and leases liabilities that arise from short-term leases of twelve months or less.

We currently lease facilities and certain automotive equipment under non-cancelable operating leases expiring through July 2023. Rent expense is recognized on a straight-line basis over the initial lease term and those renewal periods that are reasonably assured as determined at lease inception. The difference between rent expense and rent paid is recorded as deferred rent and is included in other current and long-term liabilities.

Commitments and Contingencies

Other Matters
In the normal course of business, we have been, and will likely continue to be, subject to litigation or administrative proceedings incidental to our business, such as claims related to customer disputes, employment practices, wage and hour disputes, product liability, professional liability, commercial disputes, licensure restrictions or denials, and warranty or patent infringement. Responding to litigation or administrative proceedings, regardless of whether they have merit, can be expensive and disruptive to normal business operations. We are not able to predict the timing or outcome of these matters.